FAIR VALUE MEASUREMENTS (Details) - Schedule of fair value on a recurring basis - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Marketable securities held in Trust Account	$ 289,838,722	$ 289,834,441	$ 287,830,781
Total fair value	289,838,722	289,834,441	287,830,781
Liabilities:
Public Warrants	32,775,000	17,681,250	18,975,000
Private Placement Warrants	28,175,000	17,675,000	11,987,500
Total fair value	60,950,000	35,356,250	30,962,500
Level 1
Assets:
Marketable securities held in Trust Account	289,838,722	289,834,441	287,830,781
Total fair value	289,838,722	289,834,441	287,830,781
Liabilities:
Public Warrants	32,775,000	17,681,250
Total fair value	32,775,000	17,681,250
Level 3
Liabilities:
Public Warrants			18,975,000
Private Placement Warrants	28,175,000	17,675,000	11,987,500
Total fair value	$ 28,175,000	$ 17,675,000	$ 30,962,500